Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		$ 332,036,013		$ 235,684,500
Other current financial assets		3,352,404		1,310,595
Other current non-financial assets		19,801,573		34,634,563
Trade and other receivables, current		554,886,639		511,455,330
Current accounts receivable from related parties		57,976,125		68,182,133
Inventories		23,310,029		39,672,250
Current tax assets		35,038,413		127,273,289
TOTAL CURRENT ASSETS		1,026,401,196		1,018,212,660
Other non-current financial assets		20,660,450		7,220,620
Other non-current non-financial assets		65,787,215		38,050,184
Trade and other non-current receivables		445,016,566		313,574,385
Non-current accounts receivable from related parties		48,358,915		34,407,142
Investments accounted for using the equity method		12,992,803		7,928,588	$ 12,873,531
Intangible assets other than goodwill	165,114,521	165,114,521	132,278,593	132,278,593	115,372,393
Goodwill		915,705,369		917,352,974	915,044,725
Property, plant and equipment		5,033,496,472		5,304,476,114	5,290,992,961
Investment property		7,421,940		6,795,155	$ 7,557,356
Right-of-use asset		55,502,192		55,843,510
Deferred tax assets		108,013,945		21,848,239
TOTAL NON-CURRENT ASSETS		6,878,070,388		6,839,775,504
TOTAL ASSETS		7,904,471,584		7,857,988,164
Other current financial liabilities		157,499,141		208,814,561
Current lease liabilities		7,007,711		5,842,015
Trade and other payables, current	627,958,022	627,958,022		599,263,208
Current accounts payable to related parties		130,053,962		159,809,887
Other current provisions		3,434,804		4,065,965
Current tax liabilities		72,359,944		17,995,833
Other current non-financial liabilities		47,166,581		45,508,383
TOTAL CURRENT LIABILITIES		1,045,480,165		1,041,299,852
Other non-current financial liabilities		1,483,589,126		1,692,604,245
Non-current lease liabilities		44,857,807		47,565,674
Trade and other payables non-current		117,210,059		56,250,085
Non-Current accounts payable to related parties		1,164,044,462		784,373,484
Other long-term provisions		210,241,671		171,860,282
Deferred tax liabilities		168,057,562		249,284,641
Non-current provisions for employee benefits		75,538,265		66,163,490
Other non-current non-financial liabilities		1,177,968		1,302,759
TOTAL NON-CURRENT LIABILITIES		3,264,716,920		3,069,404,660
TOTAL LIABILITIES		4,310,197,085		4,110,704,512
Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial assets		707,749		707,749
Other current non-financial assets		1,117,707
Trade and other receivables, current		1,663,044
Inventories		48,280		53,034
TOTAL CURRENT ASSETS		3,536,780		760,783
Other non-current non-financial assets		58,216		56,950
Trade and other non-current receivables		8,745,386
Property, plant and equipment		1,045,376,735		35,346,435
Right-of-use asset		19,262,028		27,741,230
TOTAL NON-CURRENT ASSETS		1,073,442,365		63,144,615
TOTAL ASSETS		1,076,979,145		63,905,398
Other current financial liabilities		33,601,292		32,860,004
Current lease liabilities		3,129,937		2,357,438
Trade and other payables, current		16,207,046		5,215,585
Other current non-financial liabilities				254,084
TOTAL CURRENT LIABILITIES		52,938,275		40,687,111
Other non-current financial liabilities		249,693,690		274,035,059
Non-current lease liabilities		28,337,700		27,672,124
TOTAL NON-CURRENT LIABILITIES		278,031,390		301,707,183
TOTAL LIABILITIES		330,969,665		342,394,294
Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		300,357,149		209,818,277
Other current financial assets		2,614,678		280,529
Other current non-financial assets		15,358,682		34,098,847
Trade and other receivables, current		544,736,403		500,407,168
Current accounts receivable from related parties		3,106,532		3,419,722
Inventories		17,978,682		34,959,079
Current tax assets		35,025,069		117,532,553
TOTAL CURRENT ASSETS		919,177,195		900,516,175
Other non-current financial assets		18,745,200		7,220,618
Other non-current non-financial assets		65,728,999		37,993,234
Trade and other non-current receivables		77,106,644		146,276,706
Investments accounted for using the equity method		7,451,193		7,928,588
Intangible assets other than goodwill		115,140,459		86,594,286
Goodwill		887,257,655		909,078,058
Property, plant and equipment		3,102,444,105		3,623,068,833
Investment property		7,421,940		6,795,155
Right-of-use asset		27,760,561		19,795,447
Deferred tax assets		98,353,360		6,530,201
TOTAL NON-CURRENT ASSETS		4,407,410,116		4,851,281,126
TOTAL ASSETS		5,326,587,311		5,751,797,301
Other current financial liabilities		4		5
Current lease liabilities		65,504		20,000
Trade and other payables, current		363,193,954		523,504,426
Current accounts payable to related parties		3,105,229		38,133,907
Other current provisions		3,194,786		4,065,965
Current tax liabilities		69,682,409		17,940,784
Other current non-financial liabilities		43,065,405		38,929,298
TOTAL CURRENT LIABILITIES		482,307,291		622,594,385
Non-current lease liabilities		56,084		68,922
Trade and other payables non-current		27,661		27,661
Other long-term provisions		192,728,322		155,315,044
Deferred tax liabilities		69,239,139		161,017,178
Non-current provisions for employee benefits		74,814,799		65,531,375
Other non-current non-financial liabilities		1,177,968		1,302,759
TOTAL NON-CURRENT LIABILITIES		338,043,973		383,262,939
TOTAL LIABILITIES		820,351,264		1,005,857,324
Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		27,617,370		18,115,385
Other current financial assets		29,977		322,317
Other current non-financial assets		2,189,622		535,716
Trade and other receivables, current		7,713,459		10,964,072
Current accounts receivable from related parties		29,404,983		40,603,423
Inventories		4,042,276		4,212,534
Current tax assets				9,740,736
TOTAL CURRENT ASSETS		70,997,687		84,494,183
Other non-current financial assets		1,373,356		2
Trade and other non-current receivables		359,154,278		167,297,679
Non-current accounts receivable from related parties		48,358,915		34,407,142
Investments accounted for using the equity method		5,171,047
Intangible assets other than goodwill		49,736,710		45,684,307
Goodwill		28,447,714		8,274,916
Property, plant and equipment		871,743,874		1,638,296,993
Right-of-use asset		1,634,255
Deferred tax assets		9,660,585		15,318,038
TOTAL NON-CURRENT ASSETS		1,375,280,734		1,909,279,077
TOTAL ASSETS		1,446,278,421		1,993,773,260
Other current financial liabilities		123,897,845		175,954,552
Current lease liabilities		2,841,336		2,836,524
Trade and other payables, current		242,153,349		66,209,531
Current accounts payable to related parties		21,185,153		11,910,024
Current tax liabilities		2,677,535		55,049
Other current non-financial liabilities		542,959		2,933,274
TOTAL CURRENT LIABILITIES		393,298,177		259,898,954
Other non-current financial liabilities		1,233,895,436		1,418,569,186
Non-current lease liabilities		9,461,026		12,754,827
Trade and other payables non-current		117,182,398		56,222,424
Non-Current accounts payable to related parties		1,164,044,462		486,839,483
Other long-term provisions		17,513,349		16,545,238
Deferred tax liabilities		98,818,423		88,267,463
Non-current provisions for employee benefits		723,466		632,115
TOTAL NON-CURRENT LIABILITIES		2,641,638,560		2,079,830,736
TOTAL LIABILITIES		3,034,936,737		2,339,729,690
Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		83,819		654,319
Other current non-financial assets		293,128
Trade and other receivables, current		773,733		84,090
Current accounts receivable from related parties		25,464,610		22,859,682
Inventories		1,234,785		447,603
TOTAL CURRENT ASSETS		27,850,075		24,045,694
Other non-current financial assets		541,894
Property, plant and equipment				7,763,853
Right-of-use asset		6,845,348		8,306,833
TOTAL NON-CURRENT ASSETS		7,387,242		16,070,686
TOTAL ASSETS		35,237,317		40,116,380
Current lease liabilities		970,934		628,053
Trade and other payables, current		6,133,452		4,333,666
Current accounts payable to related parties		105,759,004		109,765,956
Other current non-financial liabilities		3,532,025		3,391,727
TOTAL CURRENT LIABILITIES		116,395,415		118,119,402
Non-current lease liabilities		7,002,997		7,069,801
Non-Current accounts payable to related parties				297,534,001
TOTAL NON-CURRENT LIABILITIES		7,002,997		304,603,802
TOTAL LIABILITIES		123,398,412		422,723,204
Foreign Currency Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties				833,336
TOTAL CURRENT ASSETS				833,336
TOTAL ASSETS				833,336
Current accounts payable to related parties		4,576
TOTAL CURRENT LIABILITIES		4,576
TOTAL LIABILITIES		4,576
Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents		3,977,675		7,096,519
Other current non-financial assets		842,434
Inventories		6,006
Current tax assets		13,344
TOTAL CURRENT ASSETS		4,839,459		7,096,519
Trade and other non-current receivables		10,258
Investments accounted for using the equity method		370,563
Intangible assets other than goodwill		237,352
Property, plant and equipment		13,931,758
TOTAL NON-CURRENT ASSETS		14,549,931
TOTAL ASSETS		19,389,390		7,096,519
Trade and other payables, current		270,221
Other current provisions		240,018
Other current non-financial liabilities		26,192
TOTAL CURRENT LIABILITIES		536,431
TOTAL LIABILITIES		$ 536,431
Foreign Currency Brazilian Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties				465,970
TOTAL CURRENT ASSETS				465,970
TOTAL ASSETS				$ 465,970